Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL [Abstract]
Changes in Carrying Value of Goodwill

	Online Game (in thousands)	Online Advertising (in thousands)	Others (in thousands)	Total (in thousands)
Balance as of December 31, 2011
Goodwill	$116,731	$17,885	$5,201	$139,817
Accumulated impairment losses	—	—	(5,201)	(5,201)

	$116,731	$17,885	$—	$134,616

Transactions in 2012
Foreign exchange	$261	$44	$—	$305
Balance as of December 31, 2012
Goodwill	$116,992	$17,929	$5,201	$140,122
Accumulated impairment losses	—	—	(5,201)	(5,201)

	$116,992	$17,929	$—	$134,921